Long-term debt - 2029 and 2027 Note Activity (Details) - USD ($) $ in Thousands		12 Months Ended
	May 13, 2022	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Apr. 27, 2022	Oct. 13, 2020	Sep. 11, 2020	Apr. 04, 2017
Debt Instrument [Line Items]
Total payments		$ 725,343
2027 Notes
Debt Instrument [Line Items]
Principal amount issued							$ 138,354	$ 150,000	$ 265,000
Principal amount redeemed	$ (150,000)	$ (2,000)	$ (4,721)	$ (17,368)
Redemption average price (as a percent)	99.94%	95.20%	98.01%	105.74%
Redemption early price (as a percent)	1.0300
Redemption price, amount	$ (154,407)	$ (1,904)	$ (4,627)	$ (18,364)
Total payments		379,265			$ 379,265
2029 Notes
Debt Instrument [Line Items]
Principal amount issued						$ 350,000
Principal amount redeemed		$ (3,000)	$ (12,800)
Redemption average price (as a percent)		93.76%	93.87%
Redemption price, amount		$ (2,813)	$ (12,015)
Total payments		$ 334,200			$ 334,200